INCOME TAXES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carry forward	$ 462,684	$ 99,987
Less: valuation allowance	(462,684)	(99,987)
Net deferred tax assets	$ 0	$ 0